Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No.6
Entity Registrant Name	AIXIN LIFE INTERNATIONAL, INC.
Entity Central Index Key	0000835662
Entity Primary SIC Number	5149
Entity Tax Identification Number	84-1085935
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	Hongxing International Business Building 2, 14th FL
Entity Address, Address Line Two	No. 69 Qingyun South Ave.
Entity Address, Address Line Three	Jinjiang District
Entity Address, City or Town	Chengdu City
City Area Code	(86)
Local Phone Number	313-6732526
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false